Share Capital (Details 2)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [line items]
Expected share price volatility	60.00%
Risk-free interest rate	1.52%
Stock options [Member]
Disclosure of classes of share capital [line items]
Expected life of options	5 years
Dividend rate	0.00%
Stock options [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.02%
Stock options [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.43%